Trade and other payables	12 Months Ended
Mar. 31, 2020
Trade and other payables [abstract]
Trade and other payables
Trade and other payables

 Significant accounting policies that apply to trade and other payables
We initially recognise trade and other payables at fair value, which is usually the original invoiced amount. We subsequently carry them at amortised cost using the effective interest method.

At 31 March	2020	2019	2018
	£m	£m	£m
Current
Trade payables	3,889	4,141	3,991
Other taxation and social security	562	564	704
Other payables	498	387	456
Accrued expenses	545	630	492
Deferred income[a]	300	68	1,525
	5,794	5,790	7,168

At 31 March	2020	2019	2018
	£m	£m	£m
Non-current
Other payables[b]	18	873	871
Deferred income[a]	736	606	455
	754	1,479	1,326

[a]
Deferred income recognised at 31 March 2020 includes connection fee income recognised on transition to IFRS 16 on 1 April 2019, see note 1. The amount recognised at 31 March 2018 was substantially reclassified to contract liabilities on adoption of IFRS 15 on 1 April 2018. Deferred income includes £94m (2018/19: £51m, 2017/18: £132m) current and £525m (2018/19: £586m, 2017/18: £404m) non-current liabilities relating to the Building Digital UK programme, for which grants received by the group may be subject to re-investment or repayment depending on the level of take-up.

[b]
Other payables recognised in prior years included accruals for rent inflation associated with operating leases. These were reclassified to right-of-use assets on transition to IFRS 16 on 1 April 2019, see note 1.